Investments (Details) - Schedule of group financial investments - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Schedule of group financial investments [Abstract]
Unquoted bonds	[1]	$ 2,623		$ 2,934	[2]
Quoted bonds		489,081		418,445
Quoted funds and alternative investments		12,237		14,377
Quoted equities		24,046		27,883
Unquoted equities	[2]	7,364		7,046
Expected credit losses and impairment		(629)		(463)
Total		534,722		470,222
Amortized cost [Member]
Schedule of group financial investments [Abstract]
Unquoted bonds	[1]	2,623		2,934	[2]
Quoted bonds
Quoted funds and alternative investments
Quoted equities
Unquoted equities	[2]
Expected credit losses and impairment		(629)		(463)
Total		1,994		2,471
Fair value through other comprehensive income [Member]
Schedule of group financial investments [Abstract]
Unquoted bonds	[1]				[2]
Quoted bonds		489,081		418,445
Quoted funds and alternative investments
Quoted equities		10,845		13,721
Unquoted equities	[2]	7,364	[1]	7,046
Expected credit losses and impairment
Total		507,290		439,212
Fair value through profit or loss [Member]
Schedule of group financial investments [Abstract]
Unquoted bonds	[1]				[2]
Quoted bonds
Quoted funds and alternative investments		12,237		14,377
Quoted equities		13,201		14,162
Unquoted equities	[2]
Expected credit losses and impairment
Total		$ 25,438		$ 28,539

[1]	In 2021, this included an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ’Specialized Investment Compound Co.’ a local company based in Jordan with a maturity date of 22 February 2016. The said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounting to USD 1,236 thousand were not paid on that maturity date.
[2]	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,990 thousand (2021: USD 6,614 thousand) and USD 374 thousand (2021: USD 432 thousand). As at 31 December 2022 and 2021, the Group has measured the fair value of the unquoted investment valued at USD 6,990 thousand (2021: USD 6,614 thousand) by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.